Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets [Abstract]
ROU lease assets	$ 12,922,888	$ 13,059,561
Operating lease liabilities – current	2,448,062	2,198,192
Operating lease liabilities – non-current	10,931,463	11,691,251
Total operating lease liabilities	$ 13,379,525	$ 13,889,443